UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Airlines* – 2.8%
1,332	United Continental Holdings, Inc.	$ 74,232

Capital Markets* – 3.1%
462	Affiliated Managers Group, Inc.	81,880

Commercial Banks – 17.1%
7,738	Bank of America Corp.	134,873
1,341	Citigroup, Inc.	72,535
4,210	Citizens Financial Group, Inc.	112,112
2,000	JPMorgan Chase & Co.	133,360

		452,880

Communications Equipment – 3.0%
8,381	Brocade Communications Systems, Inc.	78,656

Computers & Peripherals – 5.1%
5,278	EMC Corp.	133,745

Consumer Finance* – 0.9%
714	Synchrony Financial	22,737

Diversified Telecommunication Services – 4.4%
3,452	AT&T, Inc.	116,229

Electric Utilities – 3.1%
2,628	FirstEnergy Corp.	82,493

Electrical Equipment – 2.1%
1,092	Emerson Electric Co.	54,600

Food & Staples Retailing – 9.9%
2,230	Wal-Mart Stores, Inc.	131,213
4,503	Whole Foods Market, Inc.	131,263

		262,476

Industrial Conglomerates – 4.2%
3,692	General Electric Co.	110,538

Insurance – 10.1%
2,123	American International Group, Inc.	134,980
1,541	Prudential Financial, Inc.	133,374

		268,354

Internet Software & Services* – 3.9%
136	Alphabet, Inc. Class A	103,748

Media – 3.3%
1,747	Viacom, Inc. Class B	86,983

Oil, Gas & Consumable Fuels – 5.9%
1,699	Devon Energy Corp.	78,171
8,716	Southwestern Energy Co.*	78,531

		156,702

Pharmaceuticals – 7.3%
1,828	Mylan NV*	93,776
3,005	Pfizer, Inc.	98,474

		192,250

Shares	Description	Value
Common Stocks – (continued)
Road & Rail* – 4.3%
7,185	Hertz Global Holdings, Inc.	$ 113,954

Specialty Retail – 7.0%
732	Lowe’s Cos., Inc.	56,071
5,045	Staples, Inc.	60,893
2,556	The Gap, Inc.	68,322

		185,286

TOTAL COMMON STOCKS
(Cost $2,651,423)		$2,577,743

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - FST Shares
2	0.043%	$ 2
(Cost $2)

TOTAL INVESTMENTS – 97.5%
(Cost $2,651,425)		$2,577,745

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		67,099

NET ASSETS – 100.0%		$2,644,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,651,425

Gross unrealized gain	74,537
Gross unrealized loss	(148,217)

Net unrealized security loss	$(73,680)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.1%
32,332	The Boeing Co.	$ 4,702,689

Air Freight & Logistics – 1.7%
71,159	United Parcel Service, Inc. Class B	7,330,089

Automobiles – 0.7%
88,079	General Motors Co.	3,188,460

Capital Markets – 4.5%
333,356	AllianceBernstein Holding LP	8,167,222
420,553	Ares Capital Corp.	6,653,148
13,884	BlackRock, Inc.	5,049,889

		19,870,259

Chemicals – 1.7%
110,813	E.I. du Pont de Nemours & Co.	7,462,147

Commercial Banks – 12.4%
560,015	Bank of America Corp.	9,761,061
128,577	BB&T Corp.	4,965,644
260,765	Citizens Financial Group, Inc.	6,944,172
314,124	Fifth Third Bancorp	6,492,943
323,429	JPMorgan Chase & Co.	21,566,246
79,408	Wells Fargo & Co.	4,375,381

		54,105,447

Commercial Services & Supplies – 0.8%
98,108	The ADT Corp.	3,479,891

Communications Equipment – 3.0%
367,506	Cisco Systems, Inc.	10,014,538
61,978	QUALCOMM, Inc.	3,023,907

		13,038,445

Computers & Peripherals – 1.8%
313,870	EMC Corp.	7,953,466

Consumer Finance* – 1.1%
152,523	Synchrony Financial	4,854,821

Containers & Packaging – 1.1%
69,976	Packaging Corp. of America	4,757,668

Diversified Telecommunication Services – 3.6%
463,253	AT&T, Inc.	15,597,728

Electric Utilities – 4.0%
266,751	FirstEnergy Corp.	8,373,314
28,096	NextEra Energy, Inc.	2,805,666
60,020	Pinnacle West Capital Corp.	3,802,867
75,847	PPL Corp.	2,581,832

		17,563,679

Electrical Equipment – 1.2%
102,038	Emerson Electric Co.	5,101,900

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 2.8%
152,688	Wal-Mart Stores, Inc.	$ 8,984,162
109,177	Whole Foods Market, Inc.	3,182,509

		12,166,671

Food Products – 1.8%
50,204	ConAgra Foods, Inc.	2,054,850
135,799	Mondelez International, Inc. Class A	5,928,984

		7,983,834

Health Care Equipment & Supplies – 2.7%
159,681	Medtronic PLC	12,030,367

Household Products – 1.7%
97,964	The Procter & Gamble Co.	7,331,626

Independent Power Producers & Energy Traders – 0.4%
146,720	NRG Energy, Inc.	1,813,459

Industrial Conglomerates – 3.6%
532,142	General Electric Co.	15,932,331

Insurance – 10.1%
160,696	American International Group, Inc.	10,217,052
50,970	Arthur J. Gallagher & Co.	2,229,937
173,432	MetLife, Inc.	8,860,641
167,563	Prudential Financial, Inc.	14,502,578
89,840	The Hartford Financial Services Group, Inc.	4,100,298
37,397	The Travelers Cos., Inc.	4,284,574

		44,195,080

Media – 1.6%
138,596	Viacom, Inc. Class B	6,900,695

Multi-Utilities – 1.1%
88,743	PG&E Corp.	4,679,418

Oil, Gas & Consumable Fuels – 9.7%
72,120	Apache Corp.	3,546,862
128,787	BP PLC ADR	4,456,030
76,683	ConocoPhillips	4,144,716
162,612	Devon Energy Corp.	7,481,778
254,368	Exxon Mobil Corp.	20,771,691
239,840	Southwestern Energy Co.*	2,160,958

		42,562,035

Pharmaceuticals – 10.4%
65,983	Eli Lilly & Co.	5,413,245
93,849	Johnson & Johnson	9,501,273
168,672	Merck & Co., Inc.	8,941,303
68,392	Mylan NV*	3,508,510
557,834	Pfizer, Inc.	18,280,220

		45,644,551

Real Estate Investment Trusts – 3.2%
202,260	Brixmor Property Group, Inc.	5,078,749
151,455	RLJ Lodging Trust	3,695,502
255,850	Starwood Property Trust, Inc.	5,201,430

		13,975,681

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.2%
145,696	Intel Corp.	$ 5,065,850
230,262	Maxim Integrated Products, Inc.	8,927,258

		13,993,108

Software – 2.1%
173,039	Microsoft Corp.	9,404,670

Specialty Retail – 2.8%
344,341	Staples, Inc.	4,156,196
296,519	The Gap, Inc.	7,925,953

		12,082,149

Tobacco – 1.3%
97,765	Altria Group, Inc.	5,631,264

TOTAL COMMON STOCKS
(Cost $402,385,902)		$425,333,628

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.5%
Repurchase Agreements – 2.5%
Joint Repurchase Agreement Account II
$11,100,000	0.138%	12/01/15	$ 11,100,000
(Cost $11,100,000)

TOTAL INVESTMENTS – 99.7%
(Cost $413,485,902)			$436,433,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,278,652

NET ASSETS – 100.0%			$437,712,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$413,866,758

Gross unrealized gain	50,116,779
Gross unrealized loss	(27,549,909)

Net unrealized security gain	$22,566,870

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Aerospace & Defense – 1.0%
92,610	The Boeing Co.	$ 13,470,125

Airlines* – 0.9%
230,556	United Continental Holdings, Inc.	12,848,886

Biotechnology* – 0.6%
58,516	Vertex Pharmaceuticals, Inc.	7,569,630

Capital Markets – 4.0%
132,003	Affiliated Managers Group, Inc.*	23,394,892
144,834	Ameriprise Financial, Inc.	16,359,000
43,337	BlackRock, Inc.	15,762,534

		55,516,426

Chemicals – 1.8%
375,325	E.I. du Pont de Nemours & Co.	25,274,385

Commercial Banks – 14.1%
3,158,581	Bank of America Corp.	55,054,067
696,032	Citigroup, Inc.	37,648,371
830,778	Citizens Financial Group, Inc.	22,123,618
720,014	Fifth Third Bancorp	14,882,689
766,751	JPMorgan Chase & Co.	51,126,957
247,936	Wells Fargo & Co.	13,661,274

		194,496,976

Commercial Services & Supplies – 0.8%
311,224	The ADT Corp.	11,039,115

Communications Equipment – 3.1%
949,538	Cisco Systems, Inc.	25,874,911
333,689	QUALCOMM, Inc.	16,280,686

		42,155,597

Computers & Peripherals – 2.8%
1,523,869	EMC Corp.	38,614,840

Consumer Finance* – 1.1%
487,878	Synchrony Financial	15,529,151

Diversified Telecommunication Services – 3.6%
1,458,816	AT&T, Inc.	49,118,335

Electric Utilities – 2.4%
524,857	FirstEnergy Corp.	16,475,261
172,026	NextEra Energy, Inc.	17,178,517

		33,653,778

Electrical Equipment – 1.2%
321,770	Emerson Electric Co.	16,088,500

Food & Staples Retailing – 1.2%
567,233	Whole Foods Market, Inc.	16,534,842

Food Products – 2.9%
183,072	ConAgra Foods, Inc.	7,493,137
448,569	Mondelez International, Inc. Class A	19,584,522
267,174	Tyson Foods, Inc. Class A	13,358,700

		40,436,359

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.4%
447,069	Medtronic PLC	$ 33,682,178

Health Care Providers & Services – 2.0%
265,371	Aetna, Inc.	27,266,870

Hotels, Restaurants & Leisure* – 0.8%
471,583	MGM Resorts International	10,723,797

Household Products – 1.5%
276,922	The Procter & Gamble Co.	20,724,842

Industrial Conglomerates – 3.5%
1,596,950	General Electric Co.	47,812,683

Insurance – 8.7%
507,836	American International Group, Inc.	32,288,213
547,922	MetLife, Inc.	27,993,335
548,744	Prudential Financial, Inc.	47,493,793
275,694	The Hartford Financial Services Group, Inc.	12,582,674

		120,358,015

Internet Software & Services* – 1.6%
28,178	Alphabet, Inc. Class A	21,495,587

Media – 2.8%
260,556	CBS Corp. Class B	13,152,867
511,261	Viacom, Inc. Class B	25,455,685

		38,608,552

Multi-Utilities – 0.7%
190,531	PG&E Corp.	10,046,700

Oil, Gas & Consumable Fuels – 9.3%
227,597	Apache Corp.	11,193,220
753,502	Devon Energy Corp.	34,668,627
671,615	Exxon Mobil Corp.	54,844,081
2,996,797	Southwestern Energy Co.*	27,001,141

		127,707,069

Personal Products – 0.7%
216,182	Unilever NV	9,455,801

Pharmaceuticals – 8.3%
21,881	Allergan PLC*	6,868,227
189,369	Johnson & Johnson	19,171,717
262,302	Merck & Co., Inc.	13,904,629
555,099	Mylan NV*	28,476,579
1,405,110	Pfizer, Inc.	46,045,455

		114,466,607

Real Estate Investment Trusts – 1.4%
94,030	American Tower Corp.	9,344,701
53,582	Simon Property Group, Inc.	9,979,112

		19,323,813

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail* – 1.2%
1,082,764	Hertz Global Holdings, Inc.	$ 17,172,637

Semiconductors & Semiconductor Equipment – 2.3%
693,266	Intel Corp.	24,104,859
194,099	Maxim Integrated Products, Inc.	7,525,218

		31,630,077

Software – 3.9%
220,513	Microsoft Corp.	11,984,882
451,118	Oracle Corp.	17,580,068
150,310	SAP SE ADR	11,874,490
619,219	Symantec Corp.	12,124,308

		53,563,748

Specialty Retail – 3.1%
186,664	Lowe’s Cos., Inc.	14,298,462
975,895	Staples, Inc.	11,779,053
610,586	The Gap, Inc.	16,320,964

		42,398,479

Textiles, Apparel & Luxury Goods – 2.1%
227,070	Ralph Lauren Corp.	28,204,365

TOTAL COMMON STOCKS
(Cost $1,277,579,365)		$1,346,988,765

Shares	Distribution Rate	Value
Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund - FST Shares
13,574,340	0.043%	$ 13,574,340
(Cost $13,574,340)

TOTAL INVESTMENTS – 98.8%
(Cost $1,291,153,705)		$1,360,563,105

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		16,116,946

NET ASSETS – 100.0%		$1,376,680,051

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,296,573,472

Gross unrealized gain	172,635,261
Gross unrealized loss	(108,645,628)

Net unrealized security gain	$63,989,633

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Aerospace & Defense – 1.6%
1,712,124	Textron, Inc.	$ 73,056,331
1,355,742	Triumph Group, Inc.	54,297,467

		127,353,798

Airlines* – 1.4%
2,090,816	United Continental Holdings, Inc.	116,521,176

Beverages – 0.2%
136,652	Molson Coors Brewing Co. Class B	12,576,084

Biotechnology – 0.5%
1,258,148	Baxalta, Inc.	43,255,128

Building Products – 2.3%
1,568,584	Armstrong World Industries, Inc.*	77,927,253
2,054,793	Fortune Brands Home & Security, Inc.	112,951,971

		190,879,224

Capital Markets – 2.5%
232,299	Affiliated Managers Group, Inc.*	41,170,352
2,833,846	Raymond James Financial, Inc.	166,431,775

		207,602,127

Chemicals – 3.4%
2,550,230	Axalta Coating Systems Ltd.*	74,007,675
1,617,158	Celanese Corp. Series A	114,413,928
1,867,855	CF Industries Holdings, Inc.	86,182,830

		274,604,433

Commercial Banks – 8.5%
7,671,635	Citizens Financial Group, Inc.	204,295,640
3,011,680	First Horizon National Corp.	44,783,682
13,640,309	Huntington Bancshares, Inc.	159,455,212
1,028,200	M&T Bank Corp.	128,864,306
1,222,274	PacWest Bancorp	57,471,323
3,511,031	Zions Bancorp	105,190,489

		700,060,652

Communications Equipment – 2.2%
14,613,841	Brocade Communications Systems, Inc.	137,150,898
7,140,686	Viavi Solutions, Inc.*	45,414,763

		182,565,661

Computers & Peripherals – 0.8%
1,085,499	Western Digital Corp.	67,745,993

Construction Materials – 1.1%
589,585	Martin Marietta Materials, Inc.	92,800,679

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 2.4%
9,097,891	Navient Corp.	$ 108,355,882
13,550,647	SLM Corp.*	91,534,620

		199,890,502

Containers & Packaging – 1.4%
1,688,495	Packaging Corp. of America	114,800,775

Diversified Financial Services – 0.8%
1,591,693	Voya Financial, Inc.	64,781,905

Electric Utilities – 1.8%
4,702,701	FirstEnergy Corp.	147,617,784

Electrical Equipment – 0.3%
252,384	Hubbell, Inc. Class B	25,059,207

Food & Staples Retailing – 1.2%
3,310,189	Whole Foods Market, Inc.	96,492,009

Food Products – 3.1%
2,568,391	ConAgra Foods, Inc.	105,124,244
834,484	Mead Johnson Nutrition Co.	67,251,065
1,635,114	Tyson Foods, Inc. Class A	81,755,700

		254,131,009

Health Care Equipment & Supplies – 1.4%
1,129,482	Zimmer Biomet Holdings, Inc.	114,088,977

Health Care Providers & Services – 2.4%
536,088	Cardinal Health, Inc.	46,559,243
1,407,184	Envision Healthcare Holdings, Inc.*	38,697,560
901,366	Laboratory Corp. of America Holdings*	109,552,024

		194,808,827

Hotels, Restaurants & Leisure* – 1.2%
4,325,228	MGM Resorts International	98,355,685

Household Durables* – 0.7%
275,648	Mohawk Industries, Inc.	52,571,587

Independent Power Producers & Energy Traders – 0.3%
2,255,827	NRG Energy, Inc.	27,882,022

Insurance – 8.8%
1,914,395	Arthur J. Gallagher & Co.	83,754,781
656,784	Everest Re Group Ltd.	121,137,241
7,771,582	Genworth Financial, Inc. Class A*	39,246,489
3,746,698	Lincoln National Corp.	206,030,923
1,888,702	Principal Financial Group, Inc.	97,192,605
1,845,234	W.R. Berkley Corp.	102,705,725
1,976,850	XL Group PLC	75,476,133

		725,543,897

Internet Software & Services – 1.1%
949,924	IAC/InterActiveCorp.	59,645,728
2,297,822	Pandora Media, Inc.*	31,709,944

		91,355,672

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 3.6%
1,825,871	Fidelity National Information Services, Inc.	$ 116,253,207
6,447,037	First Data Corp. Class A*	108,310,222
737,227	WEX, Inc.*	69,498,389

		294,061,818

Machinery – 1.1%
1,576,472	Ingersoll-Rand PLC	92,491,612

Marine* – 0.9%
1,094,512	Kirby Corp.	70,705,475

Media – 2.7%
2,603,417	Discovery Communications, Inc. Class A*	81,070,406
1,454,923	Liberty Media Corp. Class C*	56,887,489
1,394,224	Scripps Networks Interactive Class A	79,191,923

		217,149,818

Multi-Utilities – 4.3%
1,874,227	PG&E Corp.	98,827,990
1,580,144	SCANA Corp.	93,449,716
1,618,611	Sempra Energy	160,614,769

		352,892,475

Oil, Gas & Consumable Fuels – 7.7%
5,014,358	Antero Resources Corp.*	103,345,918
1,125,069	Concho Resources, Inc.*	123,127,551
774,924	Continental Resources, Inc.*	28,129,741
2,541,660	Gulfport Energy Corp.*	64,608,997
1,614,691	Newfield Exploration Co.*	61,778,078
2,563,235	Noble Energy, Inc.	93,993,828
838,391	Pioneer Natural Resources Co.	121,357,097
1,827,701	Southwestern Energy Co.*	16,467,586
166,863	Tesoro Corp.	19,217,612

		632,026,408

Personal Products – 1.0%
1,003,562	Edgewell Personal Care Co.	80,786,741

Pharmaceuticals* – 2.2%
1,883,132	Endo International PLC	115,774,956
1,281,954	Mylan NV	65,764,240

		181,539,196

Real Estate Investment Trusts – 10.8%
5,469,435	Brixmor Property Group, Inc.	137,337,513
5,769,374	DDR Corp.	98,367,827
624,530	Federal Realty Investment Trust	91,506,136
692,500	Mid-America Apartment Communities, Inc.	61,327,800
3,039,290	ProLogis, Inc.	129,929,647
3,824,995	RLJ Lodging Trust	93,329,878
5,453,887	Starwood Property Trust, Inc.	110,877,523
1,432,671	Ventas, Inc.	76,418,671
882,640	Vornado Realty Trust	85,404,246

		884,499,241

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 2.5%
7,667,131	Hertz Global Holdings, Inc.*	$ 121,600,698
953,043	Kansas City Southern	86,650,669

		208,251,367

Semiconductors & Semiconductor Equipment – 2.0%
1,490,043	Intersil Corp. Class A	21,575,823
1,999,550	Maxim Integrated Products, Inc.	77,522,553
1,374,512	Xilinx, Inc.	68,299,501

		167,397,877

Software – 2.2%
4,210,438	Symantec Corp.	82,440,376
1,627,339	VMware, Inc. Class A*	99,934,888

		182,375,264

Specialty Retail – 3.8%
2,206,314	Sally Beauty Holdings, Inc.*	57,055,280
7,203,924	Staples, Inc.	86,951,363
3,689,961	The Gap, Inc.	98,632,657
1,128,978	Williams-Sonoma, Inc.	71,498,177

		314,137,477

Textiles, Apparel & Luxury Goods – 2.5%
1,811,382	Kate Spade & Co.*	36,300,095
1,358,824	Ralph Lauren Corp.	168,779,529

		205,079,624

TOTAL COMMON STOCKS
(Cost $7,915,287,287)		$8,106,739,206

Shares	Distribution Rate	Value
Investment Company(a) – 0.9%
Goldman Sachs Financial Square Government Fund - FST Shares
74,733,869	0.043%	$ 74,733,869
(Cost $74,733,869)

TOTAL INVESTMENTS – 99.6%
(Cost $7,990,021,156)		$8,181,473,075

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		29,526,798

NET ASSETS – 100.0%		$8,210,999,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,024,035,063

Gross unrealized gain	739,431,645
Gross unrealized loss	(581,993,633)

Net unrealized security gain	$157,438,012

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Aerospace & Defense – 2.3%
441,794	Curtiss-Wright Corp.	$ 31,106,716
715,580	Esterline Technologies Corp.*	68,037,346
560,848	Moog, Inc. Class A*	37,055,227

		136,199,289

Air Freight & Logistics – 0.8%
932,756	Forward Air Corp.	44,856,236

Auto Components – 0.9%
673,949	American Axle & Manufacturing Holdings, Inc.*	15,339,079
495,174	Cooper Tire & Rubber Co.	20,792,356
665,824	Tower International, Inc.	20,414,164

		56,545,599

Biotechnology* – 0.5%
2,316,369	Infinity Pharmaceuticals, Inc.	20,430,375
1,002,714	Natera, Inc.	8,914,127

		29,344,502

Building Products* – 0.7%
413,707	Armstrong World Industries, Inc.	20,552,964
1,238,408	Continental Building Products, Inc.	22,588,562

		43,141,526

Capital Markets – 1.7%
446,370	Golub Capital BDC, Inc.	7,771,302
218,200	Moelis & Co.	6,439,082
643,891	New Mountain Finance Corp.	9,123,935
1,875,299	OM Asset Management PLC	30,398,597
777,943	Stifel Financial Corp.*	35,287,494
514,482	Virtu Financial, Inc. Class A	11,447,225

		100,467,635

Chemicals – 1.7%
106,913	Axiall Corp.	2,228,067
74,537	Methanex Corp.	2,923,341
101,980	Minerals Technologies, Inc.	6,275,849
893,119	PolyOne Corp.	32,134,422
214,484	Quaker Chemical Corp.	18,280,471
412,059	W.R. Grace & Co.*	40,472,435

		102,314,585

Commercial Banks – 17.7%
1,858,937	BancorpSouth, Inc.	50,005,405
1,045,355	Bank of the Ozarks, Inc.	56,741,869
670,795	Banner Corp.	35,216,738
206,237	BNC Bancorp	5,259,044
1,761,563	Boston Private Financial Holdings, Inc.	21,314,912
729,738	CoBiz, Inc.	10,012,005
717,873	Community Bank System, Inc.	30,961,863
383,683	ConnectOne Bancorp, Inc.	7,485,655

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
1,747,322	CVB Financial Corp.	$ 32,325,457
959,648	First Financial Bankshares, Inc.	34,460,960
736,843	First Merchants Corp.	20,042,130
1,011,771	First Midwest Bancorp, Inc.	19,770,005
807,705	Flushing Financial Corp.	18,391,443
1,296,256	Glacier Bancorp, Inc.	38,084,001
1,360,511	Great Western Bancorp, Inc.	41,114,642
492,320	Heritage Financial Corp.	9,639,626
649,719	Home Bancshares, Inc.	29,315,321
518,922	Independent Bank Corp.	26,849,024
229,672	Independent Bank Group, Inc.	9,179,990
284,273	Lakeland Financial Corp.	13,684,902
1,489,574	LegacyTexas Financial Group, Inc.	45,446,903
1,350,616	MB Financial, Inc.	48,271,016
831,840	PacWest Bancorp	39,113,117
807,792	Pinnacle Financial Partners, Inc.	43,887,339
1,707,220	PrivateBancorp, Inc.	75,305,474
913,031	Prosperity Bancshares, Inc.	50,591,048
532,832	Renasant Corp.	19,464,353
357,752	Sandy Spring Bancorp, Inc.	10,510,754
473,248	South State Corp.	37,202,025
537,555	Southwest Bancorp, Inc.	9,944,768
890,764	State Bank Financial Corp.	20,763,709
147,223	Summit State Bank	2,002,233
368,737	Texas Capital Bancshares, Inc.*	21,858,729
261,074	The First of Long Island Corp.	8,192,502
359,095	TriCo Bancshares	10,521,484
513,820	UMB Financial Corp.	27,078,314
1,675,135	Webster Financial Corp.	67,357,178
211,429	Wintrust Financial Corp.	11,127,508

		1,058,493,446

Commercial Services & Supplies – 2.1%
1,259,913	ABM Industries, Inc.	37,381,619
880,489	Ceco Environmental Corp.	7,651,449
279,258	G&K Services, Inc. Class A	18,618,131
853,892	Mobile Mini, Inc.	30,270,471
1,422,330	Progressive Waste Solutions Ltd.	33,595,435

		127,517,105

Communications Equipment* – 1.7%
321,412	Digi International, Inc.	4,020,864
401,789	Lumentum Holdings, Inc.	8,035,780
542,348	NetScout Systems, Inc.	17,951,719
2,135,831	Polycom, Inc.	29,111,377
1,139,319	Radware Ltd.	18,730,404
3,931,917	Viavi Solutions, Inc.	25,006,992

		102,857,136

Computers & Peripherals* – 0.5%
585,310	Electronics for Imaging, Inc.	28,727,015

Construction & Engineering – 0.7%
884,236	EMCOR Group, Inc.	44,565,494

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 1.0%
432,692	Eagle Materials, Inc.	$ 29,890,363
1,376,113	Summit Materials, Inc. Class A*	31,334,093

		61,224,456

Containers & Packaging – 1.1%
1,021,076	Berry Plastics Group, Inc.*	37,126,323
1,980,359	Graphic Packaging Holding Co.	27,071,508

		64,197,831

Distributors – 0.4%
258,120	Core-Mark Holding Co., Inc.	22,015,055

Diversified Financial Services – 0.4%
232,191	MarketAxess Holdings, Inc.	24,793,355

Electric Utilities – 2.3%
712,864	IDACORP, Inc.	48,503,267
1,484,476	PNM Resources, Inc.	43,049,804
1,251,761	Portland General Electric Co.	46,215,016

		137,768,087

Electrical Equipment – 0.5%
264,777	EnerSys	15,595,365
844,475	Thermon Group Holdings, Inc.*	15,377,890

		30,973,255

Electronic Equipment, Instruments & Components – 2.1%
514,027	Anixter International, Inc.*	35,036,080
979,911	CTS Corp.	18,598,711
188,966	Littelfuse, Inc.	20,514,149
1,356,421	Newport Corp.*	22,503,024
714,160	Plexus Corp.*	26,566,752

		123,218,716

Energy Equipment & Services* – 0.2%
457,718	Forum Energy Technologies, Inc.	7,167,864
197,651	Oil States International, Inc.	6,269,490

		13,437,354

Food Products – 2.1%
176,219	Freshpet, Inc.*	1,517,246
159,172	J&J Snack Foods Corp.	18,572,189
219,193	Post Holdings, Inc.*	15,238,297
242,496	The Hain Celestial Group, Inc.*	10,354,579
949,804	TreeHouse Foods, Inc.*	82,120,054

		127,802,365

Gas Utilities – 1.6%
1,302,501	New Jersey Resources Corp.	39,140,155
801,069	Southwest Gas Corp.	44,923,950
194,349	WGL Holdings, Inc.	11,983,559

		96,047,664

Health Care Equipment & Supplies – 1.3%
193,221	CONMED Corp.	8,211,892
2,751,754	Endologix, Inc.*	28,012,856

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
413,195	Integra LifeSciences Holdings Corp.*	$ 25,911,458
35,819	The Spectranetics Corp.*	495,377
756,947	Wright Medical Group NV*	16,213,805

		78,845,388

Health Care Providers & Services – 1.1%
882,416	Air Methods Corp.*	38,561,579
715,651	HealthSouth Corp.	25,183,759

		63,745,338

Health Care Technology* – 0.5%
2,561,369	HMS Holdings Corp.	31,069,406

Hotels, Restaurants & Leisure – 2.8%
57,555	Bojangles’, Inc.*	1,017,572
90,295	Cracker Barrel Old Country Store, Inc.	11,369,946
1,327,587	Diamond Resorts International, Inc.*	37,318,471
511,468	Jack in the Box, Inc.	37,920,238
501,250	Marriott Vacations Worldwide Corp.	30,491,037
427,356	Vail Resorts, Inc.	51,539,134

		169,656,398

Household Durables* – 0.8%
522,493	CalAtlantic Group, Inc.	21,996,955
506,173	Meritage Homes Corp.	18,885,315
484,834	William Lyon Homes Class A	8,470,050

		49,352,320

Household Products – 0.9%
582,928	Spectrum Brands Holdings, Inc.	55,209,111

Independent Power Producers & Energy Traders* – 0.3%
1,113,685	Dynegy, Inc.	17,952,602

Industrial Conglomerates – 0.4%
273,502	Carlisle Cos., Inc.	24,191,252

Insurance – 5.4%
1,618,757	American Equity Investment Life Holding Co.	43,398,875
293,643	AMERISAFE, Inc.	15,809,739
406,962	AmTrust Financial Services, Inc.	25,439,194
3,276,349	CNO Financial Group, Inc.	66,280,540
429,109	Endurance Specialty Holdings Ltd.	28,304,030
86,280	Enstar Group Ltd.*	13,296,611
279,973	Fidelity & Guaranty Life	7,189,707
2,496,774	Maiden Holdings Ltd.	38,475,287
1,435,004	National General Holdings Corp.	31,440,938
337,667	ProAssurance Corp.	17,865,961
413,133	RLI Corp.	25,077,173
379,706	Symetra Financial Corp.	11,953,145

		324,531,200

Internet & Catalog Retail – 0.4%
424,813	HSN, Inc.	21,198,169

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services*(a) – 0.2%
2,123,177	Everyday Health, Inc.	$ 13,057,539

IT Services – 0.6%
1,345,417	Convergys Corp.	34,657,942

Life Sciences Tools & Services* – 0.3%
891,060	Bruker Corp.	20,173,598

Machinery – 3.7%
1,096,294	Actuant Corp. Class A	27,144,240
294,623	Alamo Group, Inc.	16,846,543
747,120	Barnes Group, Inc.	28,779,063
403,251	CLARCOR, Inc.	21,303,750
386,649	RBC Bearings, Inc.*	27,305,152
147,055	Standex International Corp.	13,142,305
1,984,249	The Manitowoc Co., Inc.	33,533,808
656,293	Watts Water Technologies, Inc. Class A	36,430,825
290,845	Woodward, Inc.	14,667,313

		219,152,999

Media – 1.8%
565,073	Carmike Cinemas, Inc.*	12,346,845
1,960,992	Live Nation Entertainment, Inc.*	49,789,587
727,905	Nexstar Broadcasting Group, Inc. Class A	42,647,954
361,519	Townsquare Media, Inc.*	4,132,162

		108,916,548

Metals & Mining – 1.2%
1,504,306	Commercial Metals Co.	22,248,686
969,604	Globe Specialty Metals, Inc.	9,860,873
437,588	Kaiser Aluminum Corp.	37,510,043

		69,619,602

Multi-Utilities – 1.3%
702,513	Black Hills Corp.	30,151,858
824,381	NorthWestern Corp.	44,953,496

		75,105,354

Multiline Retail* – 0.7%
907,391	Burlington Stores, Inc.	43,654,581

Oil, Gas & Consumable Fuels – 4.5%
969,363	Carrizo Oil & Gas, Inc.*	39,142,878
2,355,678	Memorial Resource Development Corp.*	38,373,995
1,670,217	Parsley Energy, Inc. Class A*	32,819,764
887,976	PBF Energy, Inc. Class A	35,954,148
431,852	PDC Energy, Inc.*	24,395,319
3,177,433	Rice Energy, Inc.*	42,831,797
1,365,362	RSP Permian, Inc.*	38,748,973
2,026,629	WPX Energy, Inc.*	17,388,477

		269,655,351

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products – 0.3%
447,448	KapStone Paper and Packaging Corp.	$ 10,859,563
430,718	Mercer International, Inc.	4,587,147

		15,446,710

Pharmaceuticals* – 0.7%
268,684	Catalent, Inc.	7,482,849
219,797	Pacira Pharmaceuticals, Inc.	14,231,856
417,993	Prestige Brands Holdings, Inc.	21,271,664

		42,986,369

Professional Services* – 0.4%
514,826	On Assignment, Inc.	24,032,078

Real Estate Investment Trusts – 12.4%
1,704,101	Acadia Realty Trust	57,155,548
2,146,141	Apollo Commercial Real Estate Finance, Inc.	37,664,775
1,599,738	Blackstone Mortgage Trust, Inc. Class A	46,232,428
1,748,661	CBL & Associates Properties, Inc.	22,854,999
2,377,923	Chesapeake Lodging Trust	64,584,389
2,351,833	CubeSmart	68,485,377
1,291,271	CyrusOne, Inc.	46,692,359
1,118,873	Highwoods Properties, Inc.	48,738,108
1,440,053	Hudson Pacific Properties, Inc.	41,286,320
3,943,089	MFA Financial, Inc.	27,522,761
396,370	National Health Investors, Inc.	23,936,784
2,740,898	Pebblebrook Hotel Trust	87,297,601
637,183	PS Business Parks, Inc.	56,339,721
137,144	Sovran Self Storage, Inc.	13,781,601
3,117,590	Strategic Hotels & Resorts, Inc.*	44,145,074
1,518,001	Terreno Realty Corp.	34,382,723
2,595,591	Two Harbors Investment Corp.	22,062,523

		743,163,091

Real Estate Management & Development – 0.8%
1,809,958	Kennedy-Wilson Holdings, Inc.	47,239,904

Semiconductors & Semiconductor Equipment – 3.9%
355,722	Cabot Microelectronics Corp.*	14,926,095
2,024,449	Cypress Semiconductor Corp.*	21,904,538
3,278,501	Entegris, Inc.*	44,653,184
1,277,284	Fairchild Semiconductor International, Inc.*	24,958,129
3,317,493	Intersil Corp. Class A	48,037,299
853,424	MKS Instruments, Inc.	31,465,743
1,364,185	Semtech Corp.*	27,420,118
374,978	Silicon Laboratories, Inc.*	20,290,060

		233,655,166

Software – 1.7%
674,127	Bottomline Technologies de, Inc.*	20,837,266
514,667	CommVault Systems, Inc.*	21,091,054

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
774,485	Monotype Imaging Holdings, Inc.	$ 20,469,638
833,819	Verint System, Inc.*	39,064,420

		101,462,378

Specialty Retail – 2.0%
242,053	Asbury Automotive Group, Inc.*	18,178,180
412,940	Ascena Retail Group, Inc.*	4,678,610
1,045,234	Boot Barn Holdings, Inc.*	10,974,957
358,732	GNC Acquisition Holdings, Inc. Class A	10,693,801
439,044	Lithia Motors, Inc. Class A	54,546,827
188,831	Monro Muffler Brake, Inc.	13,981,047
807,975	Office Depot, Inc.*	5,324,555

		118,377,977

Textiles, Apparel & Luxury Goods – 0.8%
453,694	Carter’s, Inc.	39,122,034
346,798	Steven Madden Ltd.*	11,062,856

		50,184,890

Thrifts & Mortgage Finance – 2.3%
781,657	Brookline Bancorp, Inc.	9,176,653
512,591	Dime Community Bancshares, Inc.	9,488,059
1,709,016	EverBank Financial Corp.	29,497,616
656,573	Oritani Financial Corp.	11,384,976
1,109,934	Provident Financial Services, Inc.	23,175,422
2,686,801	Radian Group, Inc.	38,286,914
492,384	WSFS Financial Corp.	16,819,838

		137,829,478

Trading Companies & Distributors – 1.5%
850,736	Beacon Roofing Supply, Inc.*	36,385,979
828,649	Kaman Corp.	33,261,971
375,134	WESCO International, Inc.*	18,025,188

		87,673,138

TOTAL COMMON STOCKS
(Cost $4,813,612,061)		$5,868,303,583

Shares	Distribution Rate	Value
Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund - FST Shares
107,283,005	0.043%	$ 107,283,005
(Cost $107,283,005)

TOTAL INVESTMENTS – 99.8%
(Cost $4,920,895,066)		$5,975,586,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		10,285,758

NET ASSETS – 100.0%		$5,985,872,346

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer/Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,929,583,717

Gross unrealized gain	1,290,116,357
Gross unrealized loss	(244,113,486)

Net unrealized security gain	$1,046,002,871

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 1.5%
825	Curtiss-Wright Corp.	$ 58,088
3,931	Esterline Technologies Corp.*	373,760

		431,848

Auto Components – 1.2%
1,298	Cooper Tire & Rubber Co.	54,503
2,218	Lear Corp.	279,246

		333,749

Beverages – 0.5%
1,592	Molson Coors Brewing Co. Class B	146,512

Building Products – 2.0%
4,081	Armstrong World Industries, Inc.*	202,744
6,651	Fortune Brands Home & Security, Inc.	365,606

		568,350

Capital Markets – 2.5%
7,814	E*TRADE Financial Corp.*	237,780
2,731	Legg Mason, Inc.	121,202
8,680	OM Asset Management PLC	140,703
3,367	Stifel Financial Corp.*	152,727
2,387	Virtu Financial, Inc. Class A	53,110

		705,522

Chemicals – 3.3%
3,833	Albemarle Corp.	205,296
3,967	Axalta Coating Systems Ltd.*	115,122
3,957	Celanese Corp. Series A	279,958
320	Methanex Corp.	12,550
3,268	PolyOne Corp.	117,583
1,947	W.R. Grace & Co.*	191,234

		921,743

Commercial Banks – 11.5%
4,576	BancorpSouth, Inc.	123,094
4,054	Bank of Hawaii Corp.	280,496
4,902	Bank of the Ozarks, Inc.	266,081
8,085	BankUnited, Inc.	305,613
6,530	East West Bancorp, Inc.	283,272
5,984	Glacier Bancorp, Inc.	175,810
6,015	PacWest Bancorp	282,825
6,601	PrivateBancorp, Inc.	291,170
3,017	Prosperity Bancshares, Inc.	167,172
1,975	Signature Bank*	312,346
9,311	Synovus Financial Corp.	310,801
1,266	Texas Capital Bancshares, Inc.*	75,049
1,583	UMB Financial Corp.	83,424
7,258	Webster Financial Corp.	291,844

		3,248,997

Commercial Services & Supplies – 0.7%
3,906	Waste Connections, Inc.	212,877

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 1.2%
14,757	Brocade Communications Systems, Inc.	$ 138,494
1,027	F5 Networks, Inc.*	105,781
1,113	Harris Corp.	92,524

		336,799

Computers & Peripherals* – 0.4%
4,284	NCR Corp.	116,139

Construction & Engineering – 0.4%
2,292	EMCOR Group, Inc.	115,517

Construction Materials – 1.7%
1,976	Eagle Materials, Inc.	136,502
2,161	Martin Marietta Materials, Inc.	340,142

		476,644

Containers & Packaging – 1.0%
652	Bemis Co., Inc.	30,722
3,461	Berry Plastics Group, Inc.*	125,842
1,866	Packaging Corp. of America	126,870

		283,434

Diversified Financial Services – 0.4%
995	MarketAxess Holdings, Inc.	106,246

Electric Utilities – 2.6%
2,748	IDACORP, Inc.	186,974
4,913	OGE Energy Corp.	128,278
3,134	Pinnacle West Capital Corp.	198,570
5,229	Westar Energy, Inc.	223,174

		736,996

Electrical Equipment – 2.1%
806	EnerSys	47,473
3,552	Hubbell, Inc. Class B	352,678
4,071	Sensata Technologies Holding NV*	186,493

		586,644

Electronic Equipment, Instruments & Components – 0.8%
7,529	Ingram Micro, Inc. Class A	232,872

Food Products – 2.2%
5,058	Pinnacle Foods, Inc.	220,225
4,632	TreeHouse Foods, Inc.*	400,483

		620,708

Gas Utilities – 2.0%
6,055	Atmos Energy Corp.	377,287
2,987	WGL Holdings, Inc.	184,178

		561,465

Health Care Providers & Services – 2.1%
4,188	Air Methods Corp.*	183,016
2,275	Envision Healthcare Holdings, Inc.*	62,562
6,860	HealthSouth Corp.	241,403
2,417	Patterson Cos., Inc.	110,143

		597,124

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Technology* – 0.6%
7,156	Allscripts Healthcare Solutions, Inc.	$ 108,986
5,245	HMS Holdings Corp.	63,622

		172,608

Hotels, Restaurants & Leisure – 2.5%
4,890	Diamond Resorts International, Inc.*	137,458
1,618	Hyatt Hotels Corp. Class A*	79,751
1,600	Jack in the Box, Inc.	118,624
2,987	Six Flags Entertainment Corp.	155,025
1,694	Vail Resorts, Inc.	204,297

		695,155

Household Durables – 2.1%
1,145	Harman International Industries, Inc.	118,118
4,354	Jarden Corp.*	203,245
5,557	Lennar Corp. Class A	284,574

		605,937

Household Products – 0.9%
2,831	Spectrum Brands Holdings, Inc.	268,124

Independent Power Producers & Energy Traders* – 0.2%
3,122	Dynegy, Inc.	50,327

Industrial Conglomerates – 1.0%
3,178	Carlisle Cos., Inc.	281,094

Insurance – 8.0%
6,835	Allied World Assurance Co. Holdings AG	248,247
6,206	American Equity Investment Life Holding Co.	166,383
985	American Financial Group, Inc.	72,890
4,276	AmTrust Financial Services, Inc.	267,293
13,810	CNO Financial Group, Inc.	279,376
3,798	Endurance Specialty Holdings Ltd.	250,516
1,961	ProAssurance Corp.	103,757
2,215	The Hanover Insurance Group, Inc.	187,389
3,145	Torchmark Corp.	190,650
4,836	Validus Holdings Ltd.	228,162
4,911	W.R. Berkley Corp.	273,346

		2,268,009

Internet & Catalog Retail – 1.1%
1,501	HSN, Inc.	74,900
5,286	Liberty Ventures Series A*	227,351

		302,251

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 0.4%
2,004	IAC/InterActiveCorp.	$ 125,831

IT Services – 1.5%
4,813	Booz Allen Hamilton Holding Corp.	146,556
3,029	Broadridge Financial Solutions, Inc.	166,534
1,115	WEX, Inc.*	105,111

		418,201

Life Sciences Tools & Services* – 0.5%
6,057	Bruker Corp.	137,130

Machinery – 4.0%
5,888	ITT Corp.	233,812
6,414	Kennametal, Inc.	187,610
13,651	The Manitowoc Co., Inc.	230,702
5,471	The Timken Co.	176,385
8,441	Xylem, Inc.	315,018

		1,143,527

Media – 2.4%
2,140	Lions Gate Entertainment Corp.	72,631
9,451	Live Nation Entertainment, Inc.*	239,961
964	MSG Networks, Inc. Class A*	19,068
5,798	Nexstar Broadcasting Group, Inc. Class A	339,705

		671,365

Metals & Mining – 0.6%
9,683	Steel Dynamics, Inc.	168,387

Multi-Utilities – 1.7%
7,790	CMS Energy Corp.	272,806
5,095	Vectren Corp.	216,894

		489,700

Multiline Retail* – 0.6%
3,361	Burlington Stores, Inc.	161,698

Oil, Gas & Consumable Fuels* – 5.1%
3,371	Carrizo Oil & Gas, Inc.	136,121
2,820	Diamondback Energy, Inc.	220,017
9,636	Gulfport Energy Corp.	244,947
10,935	Memorial Resource Development Corp.	178,131
6,560	Newfield Exploration Co.	250,986
12,784	Rice Energy, Inc.	172,328
5,783	Whiting Petroleum Corp.	95,477
15,364	WPX Energy, Inc.	131,823

		1,429,830

Pharmaceuticals* – 0.4%
4,444	Catalent, Inc.	123,765

Professional Services – 1.0%
2,100	Towers Watson & Co. Class A	282,471

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 11.7%
4,700	American Campus Communities, Inc.	$ 189,880
18,398	Brixmor Property Group, Inc.	461,974
14,964	CBL & Associates Properties, Inc.	195,579
15,635	Empire State Realty Trust, Inc. Class A	287,528
2,123	Federal Realty Investment Trust	311,062
8,489	Highwoods Properties, Inc.	369,781
1,162	National Health Investors, Inc.	70,173
11,666	Pebblebrook Hotel Trust	371,562
6,836	Post Properties, Inc.	403,050
2,238	PS Business Parks, Inc.	197,884
13,342	Starwood Property Trust, Inc.	271,243
13,391	Strategic Hotels & Resorts, Inc.*	189,617

		3,319,333

Real Estate Management & Development – 0.4%
4,379	Kennedy-Wilson Holdings, Inc.	114,292

Road & Rail – 0.4%
1,691	Landstar System, Inc.	105,552

Semiconductors & Semiconductor Equipment – 2.3%
17,233	Cypress Semiconductor Corp.*	186,461
6,974	Marvell Technology Group Ltd.	61,790
3,740	Maxim Integrated Products, Inc.	145,000
2,786	Microchip Technology, Inc.	134,508
5,527	Teradyne, Inc.	114,851

		642,610

Software – 3.0%
3,059	Citrix Systems, Inc.*	234,534
2,493	NICE-Systems Ltd. ADR	153,245
2,961	Open Text Corp.	143,460
3,574	PTC, Inc.*	128,807
4,159	Verint System, Inc.*	194,849

		854,895

Specialty Retail – 1.0%
1,931	Lithia Motors, Inc. Class A	239,907
5,556	Office Depot, Inc.*	36,614

		276,521

Textiles, Apparel & Luxury Goods – 1.5%
1,750	Columbia Sportswear Co.	81,953
11,418	Hanesbrands, Inc.	350,190

		432,143

Thrifts & Mortgage Finance – 0.9%
7,838	EverBank Financial Corp.	135,284
8,783	Radian Group, Inc.	125,158

		260,442

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors* – 0.9%
4,507	HD Supply Holdings, Inc.	$ 142,557
2,427	WESCO International, Inc.	116,617

		259,174

Water Utilities – 0.9%
8,569	Aqua America, Inc.	251,500

TOTAL COMMON STOCKS
(Cost $27,177,605)		$27,652,058

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.5%
Repurchase Agreements – 2.5%
Joint Repurchase Agreement Account II
$ 700,000	0.138%	12/01/15	$ 700,000
(Cost $700,000)

TOTAL INVESTMENTS – 100.2%
(Cost $27,877,605)			$28,352,058

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(62,968)

NET ASSETS – 100.0%			$28,289,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$28,027,510

Gross unrealized gain	1,740,303
Gross unrealized loss	(1,415,755)

Net unrealized security gain	$324,548

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDEMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDEMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS FUNDEMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2015:

Focused Value Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$2,577,743	$—	$—
Investment Company	2	—	—
Total	$2,577,745	$—	$—

Growth and Income Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$19,994,907	$—	$—
North America	405,338,721	—	—
Short-term Investments	—	11,100,000	—
Total	$425,333,628	$11,100,000	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$55,012,469	$—	$—
North America	1,291,976,296	—	—
Investment Company	13,574,340	—	—
Total	$1,360,563,105	$—	$—

GOLDMAN SACHS FUNDEMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$191,251,089	$—	$—
North America	7,915,488,117	—	—
Investment Company	74,733,869	—	—
Total	$8,181,473,075	$—	$—

Small Cap Value Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$18,730,404	$—	$—
Europe	46,612,402	—	—
North America	5,802,960,777	—	—
Investment Company	107,283,005	—	—
Total	$5,975,586,588	$—	$—

Small/Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$153,245	$—	$—
Europe	575,443	—	—
North America	26,923,370	—	—
Short-term Investments	—	700,000	—
Total	$27,652,058	$700,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$11,100,000	$11,100,042	$11,359,583
Small/Mid Cap Value	700,000	700,003	716,370

REPURCHASE AGREEMENTS — At November 30, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Small/Mid Cap Value
BNP Paribas Securities Co.	0.140%	$5,955,397	$375,565
Citigroup Global Markets, Inc.	0.140	3,758,167	237,002
Merrill Lynch & Co., Inc.	0.120	1,386,436	87,433
TOTAL		$11,100,000	$700,000

At November 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.625%	12/28/16
Federal Home Loan Mortgage Corp.	1.000 to 7.500	07/28/17 to 07/01/45
Federal National Mortgage Association	2.000 to 7.500	04/01/16 to 11/01/45
Government National Mortgage Association	3.000 to 6.000	05/15/18 to 10/20/45
United States Treasury Inflation Protected Securities	1.875	07/15/19
United States Treasury Note	1.000	09/30/19
United States Treasury Stripped Securities	0.000	05/15/34 to 11/15/36

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large

GOLDMAN SACHS FUNDEMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2016

*	Print the name and title of each signing officer under his or her signature.